UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/09

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	56,656,463


 Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
       September 30, 2009


<c>NAME OF ISSUER            <c>TITLE OF CL <c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING AU
FFCB                                      Fixed Income  31331XDC3          251    250,000           Sole             -        Sole
5.650% Due 11-09-16
FHLB                                      Fixed Income  3133XQCE0          305    300,000           Sole             -        Sole
4.500% Due 03-26-15
FHLB                                      Fixed Income  3133XQCH3          209    200,000           Sole             -        Sole
5.000% Due 03-28-18
FHLB                                      Fixed Income  3133XQF64          508    500,000           Sole             -        Sole
4.450% Due 03-26-15
FHLB                                      Fixed Income  3133XT5V4          251    250,000           Sole             -        Sole
4.500% Due 02-25-19
FHLMC                                     Fixed Income  3128X5B72          610    600,000           Sole             -        Sole
6.000% Due 02-16-22
FHLMC, steps to 4% in 2011, 6%            Fixed Income  3133F23L7          201    200,000           Sole             -        Sole
2.500% Due 02-15-15
FHLMC, steps to 4.5% in 2013,             Fixed Income  3128X85F5          502    500,000           Sole             -        Sole
4.000% Due 08-12-19
FNMA                                      Fixed Income  31359MGT4          238    225,000           Sole             -        Sole
6.250% Due 02-01-11
FNMA                                      Fixed Income  31359MNU3          668    625,000           Sole             -        Sole
5.250% Due 08-01-12
FNMA - Step                               Fixed Income  3136FH7E9          402    400,000           Sole             -        Sole
2.250% Due 09-10-14
Amboy Bank                                Fixed Income  023305CN3          247    246,000           Sole             -        Sole
2.000% Due 10-07-09
Harris Bank - Steps to 3.5% in            Fixed Income  41456TDV8          249    250,000           Sole             -        Sole
3.000% Due 09-16-19
GMAC                                      Fixed Income  3704A0E73          254    390,000           Sole             -        Sole
8.650% Due 08-15-15
JP Morgan                                 Fixed Income  46625HBA7          218    210,000           Sole             -        Sole
4.500% Due 11-15-10
Morgan Stanley                            Fixed Income  61744AAN0          715    700,000           Sole             -        Sole
4.250% Due 05-15-10
NY Telephone Co.                          Fixed Income  650094CD           281    277,000           Sole             -        Sole
6.120% Due 01-15-10
East Point GA                             Fixed Income  274501DN2          218    250,000           Sole             -        Sole
0.000% Due 02-01-13
Glenview IL Taxable                       Fixed Income  378892PY3          226    225,000           Sole             -        Sole
4.700% Due 12-01-09
Knoxville, TN Revenue                     Fixed Income  499746RH0          206    200,000           Sole             -        Sole
4.250% Due 07-01-10
Memphis TN Electric                       Fixed Income  586158KC0          331    315,000           Sole             -        Sole
5.000% Due 12-01-10
Memphis TN Electric                       Fixed Income  586158KW6          233    210,000           Sole             -        Sole
5.000% Due 12-01-12
Metro Nashville                           Fixed Income  5920132G0          267    255,000           Sole             -        Sole
4.500% Due 11-15-12
American Express                          Equities      025816109        1,870     55,170           Sole             -        Sole
AT&T                                      Equities      00206r102          520     19,237           Sole             -        Sole
Avery Dennison Corp.                      Equities      053611109          483     13,400           Sole             -        Sole
BB and T Corp                             Equities      054937107          440     16,135           Sole             -        Sole
Berkshire Hathaway                        Equities      084670207        2,336        703           Sole             -        Sole
Berkshire Hathaway Cl A                   Equities      084670108          202          2           Sole             -        Sole
Boston Scientific Corp                    Equities      101137107        2,106    198,872           Sole             -        Sole
Cemex                                     Equities      151290889        1,061     82,097           Sole             -        Sole
Coca-Cola                                 Equities      19126100           385      7,170           Sole             -        Sole
Comcast                                   Equities      20030n101        2,361    139,874           Sole             -        Sole
ConocoPhillips                            Equities      20825c104          933     20,667           Sole             -        Sole
Dell, Inc.                                Equities      24702r101        1,968    128,965           Sole             -        Sole
Exxon Mobil Corp.                         Equities      30231g102          692     10,082           Sole             -        Sole
General Electric                          Equities      369604103        2,321    141,343           Sole             -        Sole
Johnson & Johnson                         Equities      478160104        2,952     48,484           Sole             -        Sole
JP Morgan & Co                            Equities      46625h100        2,270     51,802           Sole             -        Sole
Legg Mason Inc.                           Equities      524901105        1,255     40,435           Sole             -        Sole
Limited Brands Inc                        Equities      532716107        2,060    121,225           Sole             -        Sole
Lockheed Martin                           Equities      539830109          213      2,730           Sole             -        Sole
Microsoft                                 Equities      594918104        2,739    106,477           Sole             -        Sole
Pepsico Inc                               Equities      713448108          352      5,998           Sole             -        Sole
Perot Systems Corp                        Equities      71426T103          297     10,000           Sole             -        Sole
Pfizer Inc.                               Equities      717081103        1,747    105,584           Sole             -        Sole
Plum Creek Timber Co. REIT                Equities      729251108        1,039     33,900           Sole             -        Sole
Procter & Gamble                          Equities      742718109          237      4,089           Sole             -        Sole
ProShares UltraShort Barclays             Equities      74347r297        1,286     29,225           Sole             -        Sole
Southern Co.                              Equities      842587107          364     11,485           Sole             -        Sole
Southwestern Energy Co.                   Equities      845467109          512     12,000           Sole             -        Sole
United States Oil Fund                    Equities      91232n108         (235)    (6,500)          Sole             -        Sole
UnitedHealth Group                        Equities      91324p102        1,811     72,325           Sole             -        Sole
VCA Antech Inc                            Equities      918194101          266      9,880           Sole             -        Sole
Verizon Communications                    Equities      92343v104        1,116     36,852           Sole             -        Sole
Wal-Mart Stores                           Equities      931142103        2,286     46,558           Sole             -        Sole
Wells Fargo                               Equities      949746101          263      9,350           Sole             -        Sole
Amercian Fund Growth Fund                 Equities      399874106          268     10,311           Sole             -        Sole
American Funds Bond Fund of Am            Equities      097873103          537     45,563           Sole             -        Sole
Columbia Acorn Fund Class Z               Equities      197199409          707     34,455           Sole             -        Sole
Heartland Value Fund                      Equities      422352831          386     11,108           Sole             -        Sole
NB Partners Fund Inv Class                Equities      641224787          253     11,106           Sole             -        Sole
Vanguard PrimeCap Fund                    Equities      921936100          273      4,960           Sole             -        Sole
Vanguard Long-Term Tax-Exempt             Equities      922907308          307     27,259           Sole             -        Sole
Baron Asset Fund                          Equities      068278100          529     12,136           Sole             -        Sole
Heartland Value Fund                      Equities      422359109          249      7,165           Sole             -        Sole
Legg Mason Value Trust                    Equities      524659109          244      5,912           Sole             -        Sole
Longleaf Partners Fund                    Equities      543069405          553     24,062           Sole             -        Sole
Olstein All Cap Value Fund                Equities      681383204          429     37,782           Sole             -        Sole
Third Avenue Value Fund                   Equities      884116104        1,166     25,614           Sole             -        Sole
Vanguard Wellesley Income Fund            Equities      921938106          208      4,299           Sole             -        Sole
Schwab S&P 500 Index	                  Equities      808509855          468     28,197           Sole             -        Sole
Vanguard Windsor II Fund                  Equities      922018205          245     10,892           Sole             -        Sole
Weitz Value Portfolio                     Equities      94904p203          834     36,309           Sole             -        Sole
Oakmark International                     Equities      413838202          276     16,955           Sole             -        Sole
Oppenheimer Amt Free Munis                Equities      683977102          229     34,281           Sole             -        Sole
Oppenheimer Rochester Nat Muni            Equities      683940308          401     54,294           Sole             -        Sole